CONDENSED BALANCE SHEETS - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash	$ 2,382,560	$ 3,873,865	$ 2,238,275
Prepaid Income Taxes			27,140
Prepaid expenses	111,174	94,299	275,525
Total Current Assets	2,493,734	3,968,164	2,540,940
Marketable securities held in Trust Account	697,018,229	696,957,196	695,295,418
TOTAL ASSETS	699,511,963	700,925,360	697,836,358
Current liabilities
Accounts payable and accrued expenses	745,986	635,483	257,466
Income taxes payable	98,700	95,302
Convertible promissory note-related party	3,132,013	3,104,359
Total Current Liabilities	3,976,699	3,835,144	257,466
Deferred income tax payable	0	976	9,657
Deferred underwriting fee payable	21,371,000	21,371,000	21,371,000
Derivative liabilities	85,044,413	128,339,190
Total Liabilities	110,392,112	153,546,310	77,998,123
Commitments and Contingencies
Class A common stock subject to possible redemption, 57,909,708 and 53,712,502 shares at redemption value at as of March 31, 2021 and December 31, 2020, respectively	584,119,845	542,379,040	614,838,229
Stockholders' Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	50,398,148	92,138,533	19,680,076
Accumulated deficit	(45,400,976)	(87,141,777)	(14,682,592)
Total Stockholders' Equity	5,000,006	5,000,010	5,000,006
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	699,511,963	700,925,360	697,836,358
Class A Common Stock [Member]
Stockholders' Equity
Common stock value	1,109	1,529	797
Total Stockholders' Equity	1,109	1,529	797
Class B Common Stock [Member]
Stockholders' Equity
Common stock value	1,725	1,725	1,725
Total Stockholders' Equity	$ 1,725	$ 1,725	$ 1,725